Loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 629,712,000	$ 625,117,000
Percentage of Total Loans (in hundredths)	100.00%	100.00%
Development and construction loans with interest reserves	864,000	14,600,000
Loans pledged	100,900,000	154,200,000
Loan Origination/Risk Management [Abstract]
Outstanding principal balance (in hundredths)	41.00%
Percentage of loan-to-value (in hundredths)	80.00%
Maximum concentration of loan to single industry (in hundredths)	10.00%
Commercial and industrial [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	21,925,000	24,136,000
Percentage of Total Loans (in hundredths)	3.50%	3.90%
Real estate construction [Member] | Residential [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	7,331,000	21,287,000
Percentage of Total Loans (in hundredths)	1.20%	3.40%
Real estate construction [Member] | Commercial [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	41,875,000	50,361,000
Percentage of Total Loans (in hundredths)	6.60%	8.10%
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	157,616,000	147,449,000
Percentage of Total Loans (in hundredths)	25.00%	23.60%
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	221,731,000	204,216,000
Percentage of Total Loans (in hundredths)	35.20%	32.60%
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	140,164,000	138,768,000
Percentage of Total Loans (in hundredths)	22.30%	22.20%
Real estate mortgage [Member] | Residential - Multifamily [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	21,181,000	20,126,000
Percentage of Total Loans (in hundredths)	3.40%	3.20%
Consumer [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 17,889,000	$ 18,774,000
Percentage of Total Loans (in hundredths)	2.80%	3.20%